EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Profit for the year	R 1,281.4	R 1,123.8	R 1,439.9
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in shares)	859,538,847	856,760,797	855,113,791
Effect of equity-settled share-based payment (in shares)	5,423,357	4,203,336	5,935,215
Dilutive weighted average issued shares (in shares)	864,962,204	860,964,133	861,049,006
SA cents per share
Basic EPS (in SA cents per share)	R 1.491	R 1.312	R 1.684
Diluted EPS (in SA cents per share)	R 1.482	R 1.306	R 1.672